LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance at beginning of period	$ 13,013
Initially consolidated company		$ 3,532
Balance at end of period	11,038	13,013
Cost
Leases
Balance at beginning of period	17,167	14,094
New leases	1,425	112
Adjustments for indexation	(296)	89
Disposals	(55)	(120)
Currency translation differences	(1,540)	(540)
Balance at end of period	17,293	17,167
Accumulated depreciation
Leases
Balance at beginning of period	(4,154)	(2,238)
Depreciation and amortization	(2,569)	(2,048)
Disposals	(29)	(78)
Currency translation differences	(439)	(54)
Balance at end of period	(6,255)	(4,154)
Buildings
Leases
Balance at beginning of period	12,705
Initially consolidated company		3,532
Balance at end of period	10,586	12,705
Buildings | Cost
Leases
Balance at beginning of period	16,089	12,989
New leases	950	33
Adjustments for indexation	(266)	89
Disposals	(55)
Currency translation differences	(1,406)	(554)
Balance at end of period	15,844	16,089
Buildings | Accumulated depreciation
Leases
Balance at beginning of period	(3,384)	(1,802)
Depreciation and amortization	(2,248)	(1,652)
Disposals	(29)
Currency translation differences	(345)	(70)
Balance at end of period	(5,258)	(3,384)
Motor vehicles
Leases
Balance at beginning of period	308
Balance at end of period	452	308
Motor vehicles | Cost
Leases
Balance at beginning of period	1,078	1,105
New leases	475	79
Adjustments for indexation	(30)
Disposals		(120)
Currency translation differences	(134)	14
Balance at end of period	1,449	1,078
Motor vehicles | Accumulated depreciation
Leases
Balance at beginning of period	(770)	(436)
Depreciation and amortization	(321)	(396)
Disposals		(78)
Currency translation differences	(94)	16
Balance at end of period	$ (997)	$ (770)